UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds ASSET ALLOCATION PORTFOLIOS Semiannual Report June 30, 2003 Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

Goldman Sachs Asset Allocation Portfolios GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Differentiates Goldman Sachs' Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

- **Goldman Sachs' Quantitative Strategies Team** determines the strategic and quarterly tactical asset allocations. The team is comprised of 41 professionals with significant academic and practitioner experience and currently manages more than $24.3 billion in assets for institutional, high net worth and individual investors.
- **Goldman Sachs' Portfolio Management Teams** offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

EACH GOLDMAN SACHS ASSET ALLOCATION STRATEGY DELIVERS:

- Comprehensive investment strategies for any life stage
- Automatic diversification and risk management benefits
- Forward-looking, quarterly tactical reallocation
- Simplicity and efficiency

Goldman Sachs Asset Allocation Investment Process

1 DETERMINE LONG-TERM STRATEGIC BENCHMARK ASSET ALLOCATIONS

Quantitative Strategies Team

Each asset allocation portfolio represents a diversified global portfolio on the efficient frontier. The portfolios differ in their long-term objective, and therefore, their asset allocation mix. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

2 MAKE QUARTERLY GLOBAL TACTICAL ASSET ALLOCATION DECISIONS

Quantitative Strategies Team

For each portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each strategy, we will shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets on a quarterly basis.

Using proprietary portfolio construction models to maintain each Portfolio's original risk/return profile over time, the team makes six active decisions based on its current outlook on global equity, fixed income and currency markets.

Asset class timing	Are U.S. stocks, U.S. bonds or cash more attractive?
Regional equity selection	Are U.S. or non-U.S. equities more attractive?
Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
U.S. equity style timing	Are U.S. value or U.S. growth equities more attractive?
U.S. equity size timing	Are U.S. large cap or U.S. small cap equities more attractive?
Equity country selection	Which international countries are most attractive?

3 MAKE SECURITY SELECTION DECISIONS

Mutual Fund Portfolio Management Teams

Each portfolio is comprised of 6-11 underlying Goldman Sachs Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection *within* each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

1

PERFORMANCE OVERVIEW Asset Allocation Portfolios Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”) for the six-month period ended June 30, 2003. Asset Allocation Overall, the various Portfolios invest their assets in a strategic mix of stocks, bonds, and cash equivalents. At the end of every June, we reset our strategic asset allocations to reflect current market expectations and to bring the total equity portion of the various Portfolios in-line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns but we continue to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating the Portfolios on a quarterly basis, we seek to enhance performance over the long term. Regional and Sector Preferences Asset Class Selection — Among our asset class timing models, we considered stocks more attractive than bonds and small-cap stocks more attractive than large-cap stocks during the first quarter of 2003. Our models continued to favor a moderate timing overweight in domestic stocks over domestic bonds and stocks and bonds over cash. We were positive on stocks due to strong growth prospects and a favorable inflation environment. We were also bullish on small-cap stocks relative to their large-cap counterparts given supportive macroeconomic conditions, strong market momentum, and attractive relative valuations. During the first quarter, we were neutral on value stocks relative to growth stocks as strong momentum was offset by expensive relative valuations. For the second quarter of 2003, our quantitative models continued to favor a modest timing overweight in domestic stocks over domestic bonds, albeit at a more moderate level relative to the first quarter. We remained positive on stocks due to strong growth prospects and a favorable inflation environment. Given poor momentum, less attractive relative valuations, and a tepid macroeconomic environment, we became slightly negative on value stocks relative to growth stocks during the second quarter. We also had a neutral view on small- versus large-cap stocks as attractive valuations were offset by poor market momentum. Equities — We began 2003 favoring domestic equities over international equities primarily as a result of strong short-term momentum in the United States. Moreover, we expected to see the strengthening of the U.S. dollar versus the currencies of some of the larger global equity markets, including the Euro, Swiss franc and Japanese yen. Among international equity markets, we were most favorable on Asia and particularly on Japan, Hong Kong, and Singapore, given attractive valuations, strong momentum, and-in the case of Japan-supportive macroeconomic conditions. European equities appeared less attractive due to poor short-term momentum and expensive long-term valuations.

PERFORMANCE OVERVIEW During the second quarter of 2003, we continued to favor U.S. equities over their international counterparts, given good short-term momentum and supportive macroeconomic conditions in the United States. Among international equity markets, Asia and particularly Hong Kong and Japan remained among our favorite regions globally given attractive valuations, strong momentum, and supportive macroeconomic conditions. European equities continued to appear less attractive due to poor short-term momentum and less supportive macroeconomic conditions. Fixed Income — Throughout the reporting period, we remained bullish on domestic fixed income relative to international fixed income securities. The United States was among our favorite bond markets globally as a result of high risk premiums and moderate long-term value. Continental Europe also appeared attractive given good long-term value, high risk premiums, and strong momentum. We were negative on the UK given expensive valuations, low risk premiums, and less supportive macroeconomic conditions. Japan was among our least favorite bond markets globally as it ranked unfavorably across our valuation, macroeconomic, and risk premium factors. Performance The performance of the Portfolios is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) asset allocation decisions. STRATEGIC ALLOCATIONS RETURN On an absolute basis, the asset allocation profiles were up for the first six months of 2003, driven primarily by strong returns in domestic and international equity markets during the second quarter. In general, the profiles generated positive returns proportional to their equity market exposure. UNDERLYING FUND EXCESS RETURN The second component of Portfolio performance is the contribution from the Underlying Funds. Overall, Underlying Fund security selection was negative for the first half of 2003. Underlying domestic and international equity funds generally underperformed their benchmarks for the period while underlying fixed income funds generally outperformed with the exception of the High Yield Fund. The net result of security selection was a negative contribution proportional to the profiles’ equity exposure.

PERFORMANCE OVERVIEW ASSET ALLOCATION DECISIONS RETURN The final component of Portfolio performance is derived from the Global Tactical Asset Allocation (GTAA) strategy. With the exception of the Aggressive Growth Strategy Portfolio, in which we are unable to implement our stocks versus bonds decision given its 100% equity allocation, our asset allocation decisions were flat to modestly positive for the first half of 2003. During the first quarter, while the profiles were hurt by our overweight in U.S. stocks over U.S. bonds, they benefited from our overweight in U.S. equity relative to international equity, as U.S. stocks outperformed their international counterparts. In addition, the profiles were buoyed by our overweight in U.S. fixed income as domestic bond markets modestly outperformed international bond markets during the first quarter 2003. During the second quarter, while the profiles benefited from our overweight in U.S. equity over U.S. bonds as well as country selection within the CORESM International Equity Fund, they were hurt by our overweight in U.S. equity relative to international equity and our overweight in U.S. fixed income relative to international bond markets. Goldman Sachs Balanced Strategy Portfolio — During the six-month period ended June 30, 2003, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 5.40%, 4.90%, 5.03%, 5.48% and 5.33%, respectively. Goldman Sachs Growth and Income Strategy Portfolio — During the six-month period ended June 30, 2003, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 8.65%, 8.14%, 8.29%, 8.85% and 8.62%, respectively. Goldman Sachs Growth Strategy Portfolio — During the six-month period ended June 30, 2003, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 9.86%, 9.33%, 9.34%, 9.99% and 9.77%, respectively. Goldman Sachs Aggressive Growth Strategy Portfolio — During the six-month period ended June 30, 2003, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 10.75%, 10.41%, 10.28%, 10.94% and 10.81%, respectively. We hope this summary has been helpful to you in your understanding of how we manage the Portfolios. We thank you for the confidence you have placed in us and we look forward to your continued support. Goldman Sachs Quantitative Strategies Group July 14, 2003

FUND BASICS

Balanced Strategy

as of June 30, 2003

Assets Under Management

$100.3 Million

NASDAQ SYMBOLS

Share Class	Symbol
Class A Shares	GIPAX
Class B Shares	GIPBX
Class C Shares	GIPCX
Institutional Shares	GIPIX
Service Shares	GIPSX

PERFORMANCE REVIEW

January 1, 2003–June 30, 2003	Portfolio Total Return (based on NAV)[1]
Class A	5.40%
Class B	4.90
Class C	5.03
Institutional	5.48
Service	5.33

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2003	Class A	Class B	Class C	Institutional	Service
One Year	-4.64%	-4.90%	-0.89%	1.25%	0.86%
Five Years	0.68	0.64	1.08	2.22	1.74
Since Inception (1/2/98)	1.60	1.70	1.91	3.06	2.56

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Balanced Strategy Portfolio invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Portfolio include the price fluctuations of U.S. government securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock and real estate investments.

COMPOSITION[3]

For the investor seeking current income and long-term capital appreciation. Approximately half of the Portfolio is invested in domestic fixed income funds which seek to provide income, with the remaining balance in domestic and international stock funds and an allocation to a global bond fund. The balance in equities is intended to add diversification and may enhance returns, but will also add some volatility to the Portfolio.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 52.7% Short Duration Government Fund
- 3.5% High Yield Fund
- 10.7% Global Income Fund
- 7.1% CORE℠ Large Cap Value Fund
- 7.5% CORE℠ Large Cap Growth Fund
- 2.0% CORE℠ Small Cap Equity Fund
- 14.3% CORE℠ International Equity Fund
- 2.2% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 60.3% Short Duration Government Fund
- 4.0% High Yield Fund
- 0.7% Global Income Fund
- 7.5% CORE℠ Large Cap Value Fund
- 9.9% CORE℠ Large Cap Growth Fund
- 2.4% CORE℠ Small Cap Equity Fund
- 12.4% CORE℠ International Equity Fund
- 2.9% Real Estate Securities Fund

[3] As of 4/1/03. Actual Fund weightings in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

5

FUND BASICS

Growth and Income Strategy

as of June 30, 2003

Assets Under Management

$241.6 Million

NASDAQ SYMBOLS

Class A Shares

GOIAX

Class B Shares

GOIBX

Class C Shares

GOICX

Institutional Shares

GOIIX

Service Shares

GOISX

PERFORMANCE REVIEW

January 1, 2003–June 30, 2003	Portfolio Total Return (based on NAV)[1]
Class A	8.65%
Class B	8.14
Class C	8.29
Institutional	8.85
Service	8.62

[1]The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2003	Class A	Class B	Class C	Institutional	Service
One Year	-4.47%	-4.72%	-0.67%	1.47%	0.98%
Five Years	-0.95	-1.00	-0.58	0.59	0.08
Since Inception (1/2/98)	0.48	0.57	0.76	1.92	1.41

[2]The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Growth and Income Strategy Portfolio invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Portfolio include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

COMPOSITION[3]

For the investor who seeks long-term capital appreciation and current income. Under normal circumstances, assets are allocated approximately 40% among fixed income funds, which are intended to provide the income component, and approximately 60% among equity funds, which are intended to provide the capital appreciation component.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS


2.8% Short Duration Government Fund
18.3% Core Fixed Income Fund
4.8% High Yield Fund
22.3% Global Income Fund
10.8% CORE℠ Large Cap Value Fund
11.4% CORE℠ Large Cap Growth Fund
2.5% CORE℠ Small Cap Equity Fund
18.9% CORE℠ International Equity Fund
3.7% Emerging Markets Equity Fund
2.3% Real Estate Securities Fund
2.1% International Growth Opportunities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)


2.8% Short Duration Government Fund
25.2% Core Fixed Income Fund
6.1% High Yield Fund
12.6% Global Income Fund
11.7% CORE℠ Large Cap Value Fund
15.4% CORE℠ Large Cap Growth Fund
3.0% CORE℠ Small Cap Equity Fund
15.1% CORE℠ International Equity Fund
3.4% Emerging Markets Equity Fund
3.3% Real Estate Securities Fund
1.4% International Growth Opportunities Fund

[3]As of 4/1/03. Actual Fund weightings in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

6

FUND BASICS

Growth Strategy

as of June 30, 2003

Assets Under Management

$182.1 Million

NASDAQ SYMBOLS

Class A Shares

GGSAX

Class B Shares

GGSBX

Class C Shares

GGSCX

Institutional Shares

GGSIX

Service Shares

GGSSX

PERFORMANCE REVIEW

January 1, 2003–June 30, 2003	Portfolio Total Return (based on NAV)[1]
Class A	9.86%
Class B	9.33
Class C	9.34
Institutional	9.99
Service	9.77

[1]The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2003	Class A	Class B	Class C	Institutional	Service
One Year	-7.22%	-7.42%	-3.56%	-1.40%	-1.88%
Five Years	-3.15	-3.17	-2.80	-1.64	-2.15
Since Inception (1/2/98)	-1.48	-1.38	-1.20	-0.08	-0.58

[2]The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Growth Strategy Portfolio invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Portfolio include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

COMPOSITION[3]

For the investor seeking long-term capital appreciation and, secondarily, current income. Approximately 80% of the assets are allocated among equity funds, with a blend of domestic large-cap, small-cap and international exposure to seek capital appreciation. The bond fund allocation is intended to provide diversification.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 8.9% Core Fixed Income Fund
- 3.9% High Yield Fund
- 13.3% Global Income Fund
- 16.3% CORE℠ Large Cap Value Fund
- 17.2% CORE℠ Large Cap Growth Fund
- 3.5% CORE℠ Small Cap Equity Fund
- 26.5% CORE℠ International Equity Fund
- 4.5% Emerging Markets Equity Fund
- 2.4% Real Estate Securities Fund
- 3.6% International Growth Opportunities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 17.0% Core Fixed Income Fund
- 5.3% High Yield Fund
- 2.1% Global Income Fund
- 16.3% CORE℠ Large Cap Value Fund
- 21.3% CORE℠ Large Cap Growth Fund
- 4.0% CORE℠ Small Cap Equity Fund
- 22.4% CORE℠ International Equity Fund
- 4.8% Emerging Markets Equity Fund
- 3.9% Real Estate Securities Fund
- 2.8% International Growth Opportunities Fund

[3]As of 4/1/03. Actual Fund weightings in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

7

FUND BASICS Aggressive Growth Strategy as of June 30, 2003 PERFORMANCE REVIEW January 1, 2003-June 30, 2003 Portfolio Total Return (based on NAV)1 Class A 10.75% Assets Under Management Class B 10.41 Class C10.28 $92.9 Million Institutional 10.94 Service 10.81 1The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges. NASDAQ SYMBOLS STANDARDIZED TOTAL RETURNS 2 Class A Shares For the period ending June 30, 2003 Class A Class B Class C Institutional Service One Year -9.24% -9.43% -5.62% -3.58% -3.95% GAPAX Five Years -4.41 -4.44 -4.03 -2.95 -3.41 Since Inception (1/2/98) -2.73 -2.61 -2.42 -1.39 -1.81 2The Standardized Total Returns are average annual total returns as of the most recent calendar Class B Shares quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales GAPBX charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate Class C Shares and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio GAXCX distributions or the redemption of Portfolio shares. The Goldman Sachs Aggressive Growth Strategy Portfolio invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular some of the primary risk factors of this Portfolio include the price fluctuations of fixed income securities in response to changes in interest rates; the risk Institutional Shares that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments including the possibility that small-cap stocks will be more GAPIX difficult to sell during down markets. COMPOSITION 3 Service Shares For the investor seeking long-term capital GAPSX appreciation. Under normal circumstances, all assets are allocated among equity funds with a greater focus on small-cap and international investments relative to the other Portfolios. 3As of 4/1/03. Actual Fund weightings in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
June 30, 2003 (Unaudited)

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.4%

Equity – 45.0%
1,570,662	Goldman Sachs CORE Large Cap Value Fund – 14.3%	$14,293,020
1,881,557	Goldman Sachs CORE International Equity Fund – 13.9%	13,923,523
846,875	Goldman Sachs CORE Large Cap Growth Fund – 8.4%	8,451,809
510,140	Goldman Sachs CORE Small Cap Equity Fund – 5.4%	5,453,397
251,394	Goldman Sachs Real Estate Securities Fund – 3.0%	2,971,482

		$45,093,231

Fixed Income – 55.4%
4,653,971	Goldman Sachs Short Duration Government Fund – 46.7%	$46,865,489
610,982	Goldman Sachs High Yield Fund – 4.6%	4,625,133
274,849	Goldman Sachs Global Income Fund – 4.1%	4,092,496

		$55,583,118

TOTAL INVESTMENTS
(Cost $99,116,842)		$100,676,349

GOLDMAN SACHS
GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.1%

Equity – 65.3%
5,289,992	Goldman Sachs CORE Large Cap Value Fund – 19.9%	$48,138,923
5,845,308	Goldman Sachs CORE International Equity Fund – 17.9%	43,255,279
3,453,678	Goldman Sachs CORE Large Cap Growth Fund – 14.3%	34,467,709
1,393,166	Goldman Sachs CORE Small Cap Equity Fund – 6.2%	14,892,945
1,205,233	Goldman Sachs Emerging Markets Equity Fund – 4.1%	9,846,752
604,565	Goldman Sachs Real Estate Securities Fund – 2.9%	7,145,957
4,421	Goldman Sachs International Growth Opportunities Fund – 0.0%	38,644

		$157,786,209

Fixed Income – 34.8%
4,518,195	Goldman Sachs Core Fixed Income Fund – 19.7%	$47,666,961
1,612,263	Goldman Sachs Global Income Fund – 10.0%	24,006,601
836,811	Goldman Sachs High Yield Fund – 2.6%	6,334,661
604,194	Goldman Sachs Short Duration Government Fund – 2.5%	6,084,236

		$84,092,459

TOTAL INVESTMENTS
(Cost $241,802,820)		$241,878,668

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the Underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.      9

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments (continued)
June 30, 2003 (Unaudited)

GOLDMAN SACHS
GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.3%

Equity – 85.7%
6,286,056	Goldman Sachs CORE International Equity Fund – 25.6%	$46,516,817
4,989,380	Goldman Sachs CORE Large Cap Value Fund – 24.9%	45,403,362
3,542,137	Goldman Sachs CORE Large Cap Growth Fund – 19.4%	35,350,524
1,216,148	Goldman Sachs CORE Small Cap Equity Fund – 7.1%	13,000,617
1,266,382	Goldman Sachs Emerging Markets Equity Fund – 5.7%	10,346,342
455,134	Goldman Sachs Real Estate Securities Fund – 3.0%	5,379,681
5,632	Goldman Sachs International Growth Opportunities Fund – 0.0%	49,225

		$156,046,568

Fixed Income – 14.6%
2,064,625	Goldman Sachs Core Fixed Income Fund – 12.0%	$21,781,797
629,222	Goldman Sachs High Yield Fund – 2.6%	4,763,210
2,473	Goldman Sachs Global Income Fund – 0.0%	36,829

		$26,581,836

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $188,856,919)		$182,628,404

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.2%

Joint Repurchase Agreement Account II^
$400,000	1.25%	07/01/2003	$400,000
Maturity Value: $400,014

TOTAL REPURCHASE AGREEMENT
(Cost $400,000)			$400,000

TOTAL INVESTMENTS
(Cost $189,256,919)			$183,028,404

GOLDMAN SACHS
AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.0%

Equity – 100.0%
3,840,618	Goldman Sachs CORE International Equity Fund – 30.6%	$28,420,570
2,845,081	Goldman Sachs CORE Large Cap Value Fund – 27.9%	25,890,238
2,094,760	Goldman Sachs CORE Large Cap Growth Fund – 22.5%	20,905,701
767,138	Goldman Sachs CORE Small Cap Equity Fund – 8.8%	8,200,706
879,628	Goldman Sachs Emerging Markets Equity Fund – 7.7%	7,186,563
191,285	Goldman Sachs Real Estate Securities Fund – 2.4%	2,260,989
4,578	Goldman Sachs International Growth Opportunities Fund – 0.1%	40,010

		$92,904,777

TOTAL INVESTMENTS
(Cost $96,626,086)		$92,904,777

^	Joint repurchase agreement was entered into on June 30, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the Underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

10     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
June 30, 2003 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Assets:

Investment in securities, at value (identified cost $99,116,842, $241,802,820, $189,256,919 and $96,626,086, respectively)	$100,676,349	$241,878,668	$183,028,404	$92,904,777
Cash	—	—	89,834	—
Receivables:
Investment securities sold	12,442,234	29,683,958	25,230,000	10,530,558
Dividends and interest	276,439	646,757	371,018	122,640
Fund shares sold	299,203	432,491	255,377	210,860
Reimbursement from adviser	18,217	17,309	17,757	17,975
Other assets	550	1,335	1,024	565

Total assets	113,712,992	272,660,518	208,993,414	103,787,375

Liabilities:

Due to Custodian	74,234	108,498	—	29,558
Payables:
Investment securities purchased	12,644,634	30,160,585	26,090,892	10,623,640
Fund shares repurchased	551,113	563,782	518,821	108,383
Amounts owed to affiliates	60,808	190,973	150,137	72,003
Accrued expenses	82,330	73,667	83,689	85,194

Total liabilities	13,413,119	31,097,505	26,843,539	10,918,778

Net Assets:

Paid-in capital	108,993,773	286,650,230	231,359,904	120,436,510
Accumulated undistributed (distributions in excess of) net investment income (loss)	(6,600)	(15,871)	612,931	(122,007)
Accumulated net realized loss on investment transactions	(10,246,807)	(45,147,194)	(43,594,445)	(23,724,597)
Net unrealized gain (loss) on investments	1,559,507	75,848	(6,228,515)	(3,721,309)

NET ASSETS	$100,299,873	$241,563,013	$182,149,875	$92,868,597

Net asset value, offering and redemption price per share:(a)
Class A	$9.20	$9.02	$8.70	$8.55
Class B	$9.20	$9.01	$8.68	$8.39
Class C	$9.21	$9.00	$8.67	$8.38
Institutional	$9.20	$9.04	$8.71	$8.63
Service	$9.21	$9.00	$8.66	$8.51

Shares outstanding:
Class A	3,180,608	12,470,826	8,772,882	5,064,403
Class B	2,448,356	7,408,332	6,661,051	2,541,661
Class C	1,577,598	6,095,585	5,023,877	2,863,064
Institutional	3,521,083	633,162	382,416	475,109
Service	174,472	193,307	126,601	16,694

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	10,902,117	26,801,212	20,966,827	10,960,931

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy Portfolios is $9.74, $9.54, $9.21 and $9.05, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.      11

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:

Income distributions from Underlying Funds	$1,325,233	$2,986,810	$1,407,683	$250,635
Interest	377	241	345	85

Total income	1,325,610	2,987,051	1,408,028	250,720

Expenses:

Management fees	160,851	395,736	294,774	148,811
Distribution and Service fees(a)	208,896	702,629	558,079	255,658
Transfer Agent fees(a)	64,401	209,547	156,831	77,794
Custodian and Accounting fees	24,419	24,681	23,552	24,090
Registration fees	30,044	37,116	33,091	27,129
Professional fees	18,214	18,214	18,215	18,183
Printing fees	21,367	10,057	19,497	23,237
Trustee fees	6,710	6,710	6,710	6,710
Service Share fees	3,836	4,052	2,382	317
Other	19,092	21,099	21,514	20,197

Total expenses	557,830	1,429,841	1,134,645	602,126

Less — expense reductions	(208,170)	(336,616)	(284,223)	(199,979)

Net expenses	349,660	1,093,225	850,422	402,147

NET INVESTMENT INCOME (LOSS)	975,950	1,893,826	557,606	(151,427)

Realized and unrealized gain (loss):

Net realized loss from investment transactions	(1,610,606)	(8,341,660)	(9,327,836)	(5,665,377)
Net change in unrealized gain (loss) on investments	5,619,116	25,216,532	24,623,474	14,687,945

Net realized and unrealized gain	4,008,510	16,874,872	15,295,638	9,022,568

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,984,460	$18,768,698	$15,853,244	$8,871,141

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Portfolio	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Balanced Strategy	$32,630	$108,470	$67,796	$24,799	$20,609	$12,881	$5,805	$307

Growth and Income Strategy	130,946	318,060	253,623	99,519	60,432	48,188	1,084	324

Growth Strategy	87,623	271,100	199,356	66,594	51,509	37,878	660	190

Aggressive Growth Strategy	49,864	99,723	106,071	37,897	18,947	20,153	772	25

12     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

From operations:

Net investment income (loss)	$975,950	$1,893,826	$557,606	$(151,427)
Net realized loss from investment transactions	(1,610,606)	(8,341,660)	(9,327,836)	(5,665,377)
Net change in unrealized gain (loss) on investments	5,619,116	25,216,532	24,623,474	14,687,945

Net increase in net assets resulting from operations	4,984,460	18,768,698	15,853,244	8,871,141

Distributions to shareholders:

From net investment income
Class A Shares	(312,978)	(1,122,534)	—	—
Class B Shares	(172,848)	(439,216)	—	—
Class C Shares	(112,488)	(368,231)	—	—
Institutional Shares	(405,219)	(67,949)	—	—
Service Shares	(17,102)	(16,908)	—	—

Total distributions to shareholders	(1,020,635)	(2,014,838)	—	—

From share transactions:

Net proceeds from sales of shares	16,216,131	25,173,707	24,440,491	11,529,572
Reinvestment of dividends and distributions	951,472	1,872,603	—	—
Cost of shares repurchased	(9,873,112)	(31,698,297)	(31,418,565)	(12,677,148)

Net increase (decrease) in net assets resulting from share transactions	7,294,491	(4,651,987)	(6,978,074)	(1,147,576)

TOTAL INCREASE	11,258,316	12,101,873	8,875,170	7,723,565

Net assets:

Beginning of period	89,041,557	229,461,140	173,274,705	85,145,032

End of period	$100,299,873	$241,563,013	$182,149,875	$92,868,597

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(6,600)	$(15,871)	$612,931	$(122,007)

The accompanying notes are an integral part of these financial statements.      13

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2002

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio
From operations:

Net investment income (loss)	$2,203,442	$4,575,819	$1,680,174	$(153,417)
Net realized loss from investment transactions	(4,147,880)	(19,261,160)	(19,415,834)	(8,880,280)
Net change in unrealized gain (loss) on investments	(1,925,301)	(8,599,967)	(12,592,519)	(8,317,533)

Net decrease in net assets resulting from operations	(3,869,739)	(23,285,308)	(30,328,179)	(17,351,230)

Distributions to shareholders:

From net investment income
Class A Shares	(687,185)	(2,640,063)	(1,074,857)	—
Class B Shares	(443,080)	(1,136,586)	(334,279)	—
Class C Shares	(272,323)	(839,635)	(271,897)	—
Institutional Shares	(775,783)	(129,249)	(69,027)	—
Service Shares	(32,644)	(37,032)	(13,820)	—

Total distributions to shareholders	(2,211,015)	(4,782,565)	(1,763,880)	—

From share transactions:

Net proceeds from sales of shares	45,890,908	60,059,293	33,887,240	23,773,536
Reinvestment of dividends and distributions	2,020,143	4,351,253	1,588,213	—
Cost of shares repurchased	(34,500,060)	(100,098,348)	(66,249,593)	(32,901,605)

Net increase (decrease) in net assets resulting from share transactions	13,410,991	(35,687,802)	(30,774,140)	(9,128,069)

TOTAL INCREASE (DECREASE)	7,330,237	(63,755,675)	(62,866,199)	(26,479,299)

Net assets:

Beginning of year	81,711,320	293,216,815	236,140,904	111,624,331

End of year	$89,041,557	$229,461,140	$173,274,705	$85,145,032

Accumulated undistributed net investment income	$38,085	$105,141	$55,325	$29,420

14     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 2003 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio.” All of the Portfolios offer five classes of shares — Class A, Class B, Class C, Institutional and Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Each Portfolio invests in a combination of Underlying Funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Capital Gains
	Income Distribution		Distribution

Portfolio	Declared	Paid	Declared	Paid

Balanced Strategy	Quarterly	Quarterly	Annually	Annually

Growth and Income Strategy	Quarterly	Quarterly	Annually	Annually

Growth Strategy	Annually	Annually	Annually	Annually

Aggressive Growth Strategy	Annually	Annually	Annually	Annually

D. Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds.

     Class A, Class B and Class C Shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service Shares bear all expenses and fees paid to service organizations. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian or designated subcustodian under triparty repurchase agreements.

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed at the end of April, 2003, Goldman Sachs Asset Management, L.P. (“GSAM”), and assumed Goldman Sachs’ investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. The fees payable under the Agreement, and the personnel who managed the Portfolios, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of the average daily net assets of each Portfolio. For the six months ended June 30, 2003, GSAM has voluntarily agreed to waive a portion of the Management fee equal annually to 0.20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.
     GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.00% (rounded) of the average daily net assets of each Portfolio.
     For the six months ended June 30, 2003, the adviser waived and reimbursed certain expenses as follows (in thousands):

	Management
Portfolio	Fee Waivers	Reimbursement	Total

Balanced Strategy	$92	$116	$208

Growth and Income Strategy	226	111	337

Growth Strategy	168	116	284

Aggressive Growth Strategy	85	115	200

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

3. AGREEMENTS (continued)

     Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2003, Goldman Sachs advised the Portfolios that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Portfolio	Class A	Class B	Class C

Balanced Strategy	$19,300	$100	$—

Growth and Income Strategy	21,000	—	—

Growth Strategy	13,400	200	—

Aggressive Growth Strategy	4,700	400	200

     The Trust, on behalf of each Portfolios’ Class A, Class B and Class C Shares, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee from each Portfolio for personal and account maintenance services equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class B and Class C Shares.
     The Trust, on behalf of each Portfolio, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers, who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis), of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.
     At June 30, 2003, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer	Distribution and
Portfolio	Fees	Agent Fees	Service Fees	Total

Balanced Strategy	$12	$12	$37	$61

Growth and Income Strategy	30	37	124	191

Growth Strategy	22	28	100	150

Aggressive Growth Strategy	12	14	46	72

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales of the Underlying Funds for the six months ended June 30, 2003, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy	$30,369,229	$21,803,814

Growth and Income Strategy	57,280,661	62,392,368

Growth Strategy	50,623,520	57,100,835

Aggressive Growth Strategy	22,760,431	24,262,296

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the six months ended June 30, 2003, the Portfolios did not have any borrowings under this facility.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios, together with other registered investment companies having management agreements with GSAM and GSAMI or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At June 30, 2003, Growth Strategy Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $400,000 in principal amount. At June 30, 2003, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$700,000,000	1.25%	07/01/2003	$700,024,305

Barclays Capital PLC	500,000,000	1.20	07/01/2003	500,016,667

Bear Stearns Companies, Inc.	300,000,000	1.25	07/01/2003	300,010,417

Credit Suisse First Boston Corp.	200,000,000	1.25	07/01/2003	200,006,944

Deutsche Bank Securities, Inc.	350,000,000	1.20	07/01/2003	350,011,667

Greenwich Capital Markets	350,000,000	1.25	07/01/2003	350,012,153

J.P. Morgan Chase & Co.	750,000,000	1.20	07/01/2003	750,025,000

Morgan Stanley	500,000,000	1.40	07/01/2003	500,019,444

UBS LLC	850,000,000	1.23	07/01/2003	850,029,042

Westdeutsche Landesbank AG	600,000,000	1.25	07/01/2003	600,020,833

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$5,100,000,000			$5,100,176,472

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. ADDITIONAL TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, December 31, 2002, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Timing differences (post-October Losses)	$—	$(376,056)	$—	$—
Capital loss carryforward	(4,060,253)	(23,093,301)	(23,102,217)	(7,894,658)
Capital loss carryforward years of expiration	2009-2010	2009-2010	2009-2010	2009-2010

At June 30, 2003, the Portfolios’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows (using prior year tax information):

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Tax Cost	$103,676,307	$255,076,959	$200,365,986	$106,761,228
Gross unrealized gain	2,914,369	8,739,828	5,164,494	2,129,583
Gross unrealized loss	(5,914,327)	(21,938,119)	(22,502,076)	(15,986,034)

Net unrealized security loss	$(2,999,958)	$(13,198,291)	$(17,337,582)	$(13,856,451)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended June 30, 2003 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	811,579	$7,200,527	1,695,943	$14,363,472
Reinvestment of dividends and distributions	32,871	294,605	123,415	1,065,908
Shares repurchased	(387,547)	(3,464,839)	(1,959,151)	(16,512,717)

	456,903	4,030,293	(139,793)	(1,083,337)

Class B Shares
Shares sold	272,852	2,418,256	417,312	3,532,837
Reinvestment of dividends and distributions	15,841	141,529	45,693	393,188
Shares repurchased	(280,200)	(2,502,151)	(915,526)	(7,714,883)

	8,493	57,634	(452,521)	(3,788,858)

Class C Shares
Shares sold	298,556	2,635,919	834,297	7,037,813
Reinvestment of dividends and distributions	10,889	97,603	39,019	335,950
Shares repurchased	(216,327)	(1,926,023)	(835,052)	(7,032,148)

	93,118	807,499	38,264	341,615

Institutional Shares
Shares sold	429,411	3,880,692	11,497	97,950
Reinvestment of dividends and distributions	45,217	404,886	7,859	67,854
Shares repurchased	(214,044)	(1,894,453)	(37,711)	(316,251)

	260,584	2,391,125	(18,355)	(150,447)

Service Shares
Shares sold	9,058	80,737	17,107	141,635
Reinvestment of dividends and distributions	1,435	12,849	1,128	9,703
Shares repurchased	(9,647)	(85,646)	(14,532)	(122,298)

	846	7,940	3,703	29,040

NET INCREASE (DECREASE)	819,944	$7,294,491	(568,702)	$(4,651,987)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

2,022,238	$16,234,272	916,900	$7,101,807
—	—	—	—
(2,355,236)	(18,754,947)	(933,990)	(7,191,174)

(332,998)	(2,520,675)	(17,090)	(89,367)

300,788	2,420,213	103,068	794,792
—	—	—	—
(738,537)	(5,870,396)	(340,352)	(2,559,042)

(437,749)	(3,450,183)	(237,284)	(1,764,250)

679,281	5,454,114	470,804	3,573,235
—	—	—	—
(777,419)	(6,117,804)	(341,360)	(2,602,544)

(98,138)	(663,690)	129,444	970,691

18,074	149,825	6,738	54,770
—	—	—	—
(81,554)	(646,877)	(41,563)	(322,322)

(63,480)	(497,052)	(34,825)	(267,552)

23,740	182,067	640	4,968
—	—	—	—
(3,740)	(28,541)	(272)	(2,066)

20,000	153,526	368	2,902

(912,365)	$(6,978,074)	(159,387)	$(1,147,576)

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2003 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended December 31, 2002 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,065,393	$9,826,664	4,359,079	$38,894,579
Reinvestment of dividends and distributions	70,957	643,299	279,990	2,434,476
Shares repurchased	(1,755,903)	(16,247,949)	(5,210,254)	(46,299,354)

	(619,553)	(5,777,986)	(571,185)	(4,970,299)

Class B Shares
Shares sold	691,560	6,299,819	539,619	4,853,023
Reinvestment of dividends and distributions	38,458	348,193	116,396	1,010,894
Shares repurchased	(796,974)	(7,237,068)	(2,313,418)	(20,481,359)

	(66,956)	(589,056)	(1,657,403)	(14,617,442)

Class C Shares
Shares sold	372,739	3,410,634	1,273,192	11,288,848
Reinvestment of dividends and distributions	25,601	232,288	88,019	762,210
Shares repurchased	(645,418)	(5,921,203)	(1,777,896)	(15,754,475)

	(247,078)	(2,278,281)	(416,685)	(3,703,417)

Institutional Shares
Shares sold	2,747,830	25,623,159	525,617	4,657,248
Reinvestment of dividends and distributions	85,973	773,696	14,236	122,876
Shares repurchased	(557,226)	(5,036,724)	(1,816,939)	(17,081,413)

	2,276,577	21,360,131	(1,277,086)	(12,301,289)

Service Shares
Shares sold	82,423	730,632	43,168	365,595
Reinvestment of dividends and distributions	2,529	22,667	2,397	20,797
Shares repurchased	(6,292)	(57,116)	(55,379)	(481,747)

	78,660	696,183	(9,814)	(95,355)

NET INCREASE (DECREASE)	1,421,650	$13,410,991	(3,932,173)	$(35,687,802)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

2,195,522	$18,657,679	1,669,688	$14,076,234
120,186	944,662	—	—
(3,245,670)	(27,789,321)	(1,848,151)	(16,219,944)

(929,962)	(8,186,980)	(178,463)	(2,143,710)

365,414	3,202,195	300,864	2,493,886
39,132	307,964	—	—
(2,081,877)	(18,022,579)	(796,529)	(6,617,186)

(1,677,331)	(14,512,420)	(495,665)	(4,123,300)

1,212,985	10,460,050	797,561	6,670,413
32,689	257,260	—	—
(1,825,189)	(15,833,487)	(856,639)	(7,316,116)

(579,515)	(5,116,177)	(59,078)	(645,703)

156,429	1,315,492	60,028	520,817
8,482	66,587	—	—
(506,910)	(4,386,750)	(331,999)	(2,733,812)

(341,999)	(3,004,671)	(271,971)	(2,212,995)

29,208	251,824	1,463	12,186
1,499	11,740	—	—
(25,576)	(217,456)	(1,715)	(14,547)

5,131	46,108	(252)	(2,361)

(3,523,676)	$(30,774,140)	(1,005,429)	$(9,128,069)

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2003 - Class A Shares	$8.83	$0.10	(d)	$0.37	$0.47	$(0.10)	$—	$—	$(0.10)
2003 - Class B Shares	8.83	0.07	(d)	0.37	0.44	(0.07)	—	—	(0.07)
2003 - Class C Shares	8.84	0.07	(d)	0.37	0.44	(0.07)	—	—	(0.07)
2003 - Institutional Shares	8.83	0.12	(d)	0.37	0.49	(0.12)	—	—	(0.12)
2003 - Service Shares	8.84	0.10	(d)	0.37	0.47	(0.10)	—	—	(0.10)
FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	9.43	0.25	(d)	(0.60)	(0.35)	(0.25)	—	—	(0.25)
2002 - Class B Shares	9.43	0.18	(d)	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Class C Shares	9.44	0.18	(d)	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Institutional Shares	9.43	0.29	(d)	(0.60)	(0.31)	(0.29)	—	—	(0.29)
2002 - Service Shares	9.44	0.25	(d)	(0.61)	(0.36)	(0.24)	—	—	(0.24)

2001 - Class A Shares	10.16	0.30	(d)	(0.58)	(0.28)	(0.31)	—	(0.14)	(0.45)
2001 - Class B Shares	10.16	0.23	(d)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Class C Shares	10.17	0.23	(d)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Institutional Shares	10.16	0.36	(d)	(0.60)	(0.24)	(0.35)	—	(0.14)	(0.49)
2001 - Service Shares	10.17	0.29	(d)	(0.58)	(0.29)	(0.30)	—	(0.14)	(0.44)

2000 - Class A Shares	10.99	0.48	(d)	(0.54)	(0.06)	(0.50)	(0.01)	(0.26)	(0.77)
2000 - Class B Shares	10.98	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Class C Shares	10.99	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional Shares	10.99	0.53	(d)	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service Shares	10.99	0.61	(d)	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

1999 - Class A Shares	10.31	0.34		0.73	1.07	(0.34)	(0.05)	—	(0.39)
1999 - Class B Shares	10.31	0.26		0.72	0.98	(0.26)	(0.05)	—	(0.31)
1999 - Class C Shares	10.32	0.27		0.71	0.98	(0.27)	(0.04)	—	(0.31)
1999 - Institutional Shares	10.32	0.37		0.74	1.11	(0.37)	(0.07)	—	(0.44)
1999 - Service Shares	10.31	0.33		0.73	1.06	(0.33)	(0.05)	—	(0.38)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.25		0.38	0.63	(0.25)	(0.03)	(0.04)	(0.32)
1998 - Class B Shares	10.00	0.19		0.38	0.57	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Class C Shares	10.00	0.19		0.39	0.58	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Institutional Shares	10.00	0.30		0.39	0.69	(0.30)	(0.03)	(0.04)	(0.37)
1998 - Service Shares	10.00	0.25		0.37	0.62	(0.25)	(0.02)	(0.04)	(0.31)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$9.20	5.40%	$29,263	0.60	%(b)	2.29	%(b)	1.05	%(b)	1.84	%(b)	24%
9.20	4.90	22,519	1.35	(b)	1.53	(b)	1.80	(b)	1.08	(b)	24
9.21	5.03	14,533	1.35	(b)	1.53	(b)	1.80	(b)	1.08	(b)	24
9.20	5.48	32,378	0.20	(b)	2.69	(b)	0.65	(b)	2.24	(b)	24
9.21	5.33	1,607	0.70	(b)	2.18	(b)	1.15	(b)	1.73	(b)	24

8.83	(3.76)	24,057	0.60		2.72		1.10		2.22		40
8.83	(4.48)	21,543	1.35		1.98		1.85		1.48		40
8.84	(4.50)	13,129	1.35		1.97		1.85		1.47		40
8.83	(3.35)	28,778	0.20		3.19		0.70		2.69		40
8.84	(3.84)	1,535	0.70		2.77		1.20		2.27		40

9.43	(2.62)	31,539	0.59		3.09		1.05		2.63		51
9.43	(3.37)	23,643	1.34		2.34		1.80		1.88		51
9.44	(3.38)	16,354	1.34		2.34		1.80		1.88		51
9.43	(2.21)	9,278	0.19		3.74		0.65		3.28		51
9.44	(3.28)	897	0.69		2.99		1.15		2.53		51

10.16	(0.66)	34,056	0.59		4.45		1.09		3.95		23
10.16	(1.33)	27,326	1.34		3.60		1.84		3.10		23
10.17	(1.31)	19,567	1.34		3.59		1.84		3.09		23
10.16	(0.25)	1,924	0.19		4.94		0.69		4.44		23
10.17	(0.11)	805	0.69		5.70		1.19		5.20		23

10.99	10.58	39,774	0.59		3.17		1.05		2.71		51
10.98	9.66	32,932	1.34		2.42		1.80		1.96		51
10.99	9.63	23,354	1.34		2.40		1.80		1.94		51
10.99	10.92	1,753	0.19		3.93		0.65		3.47		51
10.99	10.47	419	0.69		3.04		1.15		2.58		51

10.31	6.38	40,237	0.60	(b)	3.03	(b)	1.46	(b)	2.17	(b)	51
10.31	5.75	33,763	1.30	(b)	2.38	(b)	2.08	(b)	1.60	(b)	51
10.32	5.83	24,195	1.30	(b)	2.34	(b)	2.08	(b)	1.56	(b)	51
10.32	6.99	205	0.24	(b)	3.55	(b)	1.02	(b)	2.77	(b)	51
10.31	6.30	456	0.74	(b)	2.90	(b)	1.52	(b)	2.12	(b)	51

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2003 - Class A Shares	$8.39	$0.09	(d)	$0.63	$0.72	$(0.09)	$—	$—	$(0.09)
2003 - Class B Shares	8.38	0.05	(d)	0.64	0.69	(0.06)	—	—	(0.06)
2003 - Class C Shares	8.37	0.05	(d)	0.64	0.69	(0.06)	—	—	(0.06)
2003 - Institutional Shares	8.40	0.10	(d)	0.65	0.75	(0.11)	—	—	(0.11)
2003 - Service Shares	8.37	0.08	(d)	0.64	0.72	(0.09)	—	—	(0.09)
FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	9.38	0.19	(d)	(0.98)	(0.79)	(0.20)	—	—	(0.20)
2002 - Class B Shares	9.36	0.12	(d)	(0.96)	(0.84)	(0.14)	—	—	(0.14)
2002 - Class C Shares	9.36	0.12	(d)	(0.97)	(0.85)	(0.14)	—	—	(0.14)
2002 - Institutional Shares	9.39	0.21	(d)	(0.96)	(0.75)	(0.24)	—	—	(0.24)
2002 - Service Shares	9.36	0.18	(d)	(0.98)	(0.80)	(0.19)	—	—	(0.19)

2001 - Class A Shares	10.64	0.21	(d)	(0.98)	(0.77)	(0.22)	—	(0.27)	(0.49)
2001 - Class B Shares	10.62	0.14	(d)	(0.99)	(0.85)	(0.14)	—	(0.27)	(0.41)
2001 - Class C Shares	10.61	0.14	(d)	(0.98)	(0.84)	(0.14)	—	(0.27)	(0.41)
2001 - Institutional Shares	10.66	0.25	(d)	(0.99)	(0.74)	(0.26)	—	(0.27)	(0.53)
2001 - Service Shares	10.62	0.20	(d)	(0.98)	(0.78)	(0.21)	—	(0.27)	(0.48)

2000 - Class A Shares	11.71	0.38	(d)	(0.92)	(0.54)	(0.41)	(0.05)	(0.07)	(0.53)
2000 - Class B Shares	11.69	0.29	(d)	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Class C Shares	11.69	0.29	(d)	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional Shares	11.71	0.44	(d)	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service Shares	11.69	0.37	(d)	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

1999 - Class A Shares	10.38	0.22		1.40	1.62	(0.22)	(0.06)	(0.01)	(0.29)
1999 - Class B Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Class C Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Institutional Shares	10.39	0.27		1.39	1.66	(0.27)	(0.06)	(0.01)	(0.34)
1999 - Service Shares	10.37	0.20		1.40	1.60	(0.20)	(0.07)	(0.01)	(0.28)
FOR THE PERIOD ENDED DECEMBER 31,(C)

1998 - Class A Shares	10.00	0.18		0.47	0.65	(0.18)	(0.04)	(0.05)	(0.27)
1998 - Class B Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Class C Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Institutional Shares	10.00	0.20		0.49	0.69	(0.20)	(0.05)	(0.05)	(0.30)
1998 - Service Shares	10.00	0.16		0.48	0.64	(0.16)	(0.06)	(0.05)	(0.27)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$9.02	8.65%	$112,502	0.60	%(b)	2.05	%(b)	0.90	%(b)	1.75	%(b)	25%
9.01	8.14	66,736	1.35	(b)	1.29	(b)	1.65	(b)	0.99	(b)	25
9.00	8.29	54,863	1.35	(b)	1.30	(b)	1.65	(b)	1.00	(b)	25
9.04	8.85	5,722	0.20	(b)	2.44	(b)	0.50	(b)	2.14	(b)	25
9.00	8.62	1,740	0.70	(b)	1.95	(b)	1.00	(b)	1.65	(b)	25

8.39	(8.44)	105,812	0.60		2.15		0.90		1.85		31
8.38	(9.07)	65,864	1.35		1.35		1.65		1.05		31
8.37	(9.16)	50,722	1.35		1.40		1.65		1.10		31
8.40	(8.08)	5,476	0.20		2.36		0.50		2.06		31
8.37	(8.56)	1,587	0.70		2.08		1.00		1.78		31

9.38	(7.27)	123,586	0.59		2.11		0.85		1.85		42
9.36	(8.01)	89,089	1.34		1.36		1.60		1.10		42
9.36	(7.92)	60,569	1.34		1.36		1.60		1.10		42
9.39	(6.95)	18,107	0.19		2.52		0.45		2.26		42
9.36	(7.35)	1,866	0.69		2.05		0.95		1.79		42

10.64	(4.54)	158,430	0.59		3.35		0.87		3.07		20
10.62	(5.28)	116,542	1.34		2.57		1.62		2.29		20
10.61	(5.36)	78,144	1.34		2.57		1.62		2.29		20
10.66	(3.99)	18,763	0.19		3.87		0.47		3.59		20
10.62	(4.63)	1,570	0.69		3.26		0.97		2.98		20

11.71	15.79	195,153	0.59		2.00		0.85		1.74		49
11.69	14.95	143,686	1.34		1.24		1.60		0.98		49
11.69	14.94	95,523	1.34		1.23		1.60		0.97		49
11.71	16.14	29,200	0.19		2.53		0.45		2.27		49
11.69	15.60	1,856	0.69		1.91		0.95		1.65		49

10.38	6.55	181,441	0.60	(b)	2.37	(b)	1.05	(b)	1.92	(b)	42
10.36	5.82	138,914	1.30	(b)	1.72	(b)	1.68	(b)	1.34	(b)	42
10.36	5.80	100,711	1.30	(b)	1.68	(b)	1.68	(b)	1.30	(b)	42
10.39	6.96	9,030	0.23	(b)	2.97	(b)	0.61	(b)	2.59	(b)	42
10.37	6.43	1,354	0.73	(b)	2.28	(b)	1.11	(b)	1.90	(b)	42

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2003 - Class A Shares	$7.91	$0.04	(d)	$0.75	$0.79	$—	$—	$—	$—
2003 - Class B Shares	7.93	0.01	(d)	0.74	0.75	—	—	—	—
2003 - Class C Shares	7.92	0.01	(d)	0.74	0.75	—	—	—	—
2003 - Institutional Shares	7.91	0.06	(d)	0.74	0.80	—	—	—	—
2003 - Service Shares	7.88	0.04	(d)	0.74	0.78	—	—	—	—
FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	9.30	0.11	(d)	(1.38)	(1.27)	(0.12)	—	—	(0.12)
2002 - Class B Shares	9.29	0.04	(d)	(1.35)	(1.31)	(0.05)	—	—	(0.05)
2002 - Class C Shares	9.30	0.04	(d)	(1.37)	(1.33)	(0.05)	—	—	(0.05)
2002 - Institutional Shares	9.30	0.13	(d)	(1.36)	(1.23)	(0.16)	—	—	(0.16)
2002 - Service Shares	9.27	0.10	(d)	(1.37)	(1.27)	(0.12)	—	—	(0.12)

2001 - Class A Shares	10.88	0.11	(d)	(1.32)	(1.21)	(0.13)	—	(0.24)	(0.37)
2001 - Class B Shares	10.86	0.03	(d)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Class C Shares	10.87	0.03	(d)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Institutional Shares	10.87	0.16	(d)	(1.32)	(1.16)	(0.17)	—	(0.24)	(0.41)
2001 - Service Shares	10.86	0.10	(d)	(1.33)	(1.23)	(0.12)	—	(0.24)	(0.36)

2000 - Class A Shares	12.24	0.22	(d)	(1.28)	(1.06)	(0.22)	(0.08)	—	(0.30)
2000 - Class B Shares	12.21	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Class C Shares	12.22	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional Shares	12.23	0.25	(d)	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service Shares	12.22	0.23	(d)	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

1999 - Class A Shares	10.29	0.11		2.03	2.14	(0.11)	(0.08)	—	(0.19)
1999 - Class B Shares	10.28	0.02		2.02	2.04	(0.02)	(0.09)	—	(0.11)
1999 - Class C Shares	10.28	0.02		2.03	2.05	(0.02)	(0.09)	—	(0.11)
1999 - Institutional Shares	10.29	0.13		2.05	2.18	(0.13)	(0.11)	—	(0.24)
1999 - Service Shares	10.29	0.09		2.03	2.12	(0.09)	(0.10)	—	(0.19)
FOR THE PERIOD ENDED DECEMBER 31,(C)

1998 - Class A Shares	10.00	0.10		0.36	0.46	(0.10)	(0.02)	(0.05)	(0.17)
1998 - Class B Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Class C Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Institutional Shares	10.00	0.12		0.37	0.49	(0.12)	(0.03)	(0.05)	(0.20)
1998 - Service Shares	10.00	0.09		0.35	0.44	(0.09)	(0.01)	(0.05)	(0.15)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$8.70	9.86%	$76,313	0.60	%(b)	1.08	%(b)	0.94	%(b)	0.74	%(b)	30%
8.68	9.33	57,832	1.35	(b)	0.32	(b)	1.69	(b)	(0.02	)(b)	30
8.67	9.34	43,579	1.35	(b)	0.32	(b)	1.69	(b)	(0.02	)(b)	30
8.71	9.99	3,330	0.20	(b)	1.47	(b)	0.54	(b)	1.13	(b)	30
8.66	9.77	1,096	0.70	(b)	1.00	(b)	1.04	(b)	0.66	(b)	30

7.91	(13.64)	72,060	0.60		1.25		0.93		0.92		23
7.93	(14.13)	56,279	1.35		0.47		1.68		0.14		23
7.92	(14.26)	40,571	1.35		0.49		1.68		0.16		23
7.91	(13.25)	3,525	0.20		1.52		0.53		1.19		23
7.88	(13.70)	840	0.70		1.20		1.03		0.87		23

9.30	(11.03)	93,313	0.59		1.09		0.88		0.80		40
9.29	(11.72)	81,563	1.34		0.34		1.63		0.05		40
9.30	(11.69)	53,001	1.34		0.34		1.63		0.05		40
9.30	(10.55)	7,324	0.19		1.65		0.48		1.36		40
9.27	(11.16)	940	0.69		1.01		0.98		0.72		40

10.88	(8.68)	117,857	0.59		1.83		0.89		1.53		23
10.86	(9.39)	106,080	1.34		1.08		1.64		0.78		23
10.87	(9.36)	65,681	1.34		1.11		1.64		0.81		23
10.87	(8.28)	4,234	0.19		2.10		0.49		1.80		23
10.86	(8.67)	692	0.69		1.95		0.99		1.65		23

12.24	20.85	130,322	0.59		0.90		0.87		0.62		50
12.21	19.87	121,937	1.34		0.17		1.62		(0.11)		50
12.22	19.96	70,127	1.34		0.16		1.62		(0.12)		50
12.23	21.24	5,891	0.19		1.40		0.47		1.12		50
12.22	20.62	735	0.69		0.87		0.97		0.59		50

10.29	4.62	128,832	0.60	(b)	1.50	(b)	1.15	(b)	0.95	(b)	38
10.28	3.98	109,246	1.30	(b)	0.83	(b)	1.78	(b)	0.35	(b)	38
10.28	3.96	63,925	1.30	(b)	0.79	(b)	1.78	(b)	0.31	(b)	38
10.29	4.92	2,205	0.23	(b)	2.88	(b)	0.71	(b)	2.40	(b)	38
10.29	4.45	378	0.73	(b)	1.63	(b)	1.21	(b)	1.15	(b)	38

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value at	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2003 - Class A Shares	$7.72	$—	(d)(f)	$0.83	$0.83	$—	$—	$—	$—
2003 - Class B Shares	7.59	(0.03	) (d)	0.83	0.80	—	—	—	—
2003 - Class C Shares	7.59	(0.03	) (d)	0.82	0.79	—	—	—	—
2003 - Institutional Shares	7.77	0.01	(d)	0.85	0.86	—	—	—	—
2003 - Service Shares	7.68	—	(d)(f)	0.83	0.83	—	—	—	—
FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	9.25	0.02	(d)	(1.55)	(1.53)	—	—	—	—
2002 - Class B Shares	9.17	(0.05	) (d)	(1.53)	(1.58)	—	—	—	—
2002 - Class C Shares	9.16	(0.05	) (d)	(1.52)	(1.57)	—	—	—	—
2002 - Institutional Shares	9.27	0.04	(d)	(1.54)	(1.50)	—	—	—	—
2002 - Service Shares	9.21	0.01	(d)	(1.54)	(1.53)	—	—	—	—

2001 - Class A Shares	10.71	(0.01	) (d)	(1.45)	(1.46)	—	—	—	—
2001 - Class B Shares	10.70	(0.08	) (d)	(1.45)	(1.53)	—	—	—	—
2001 - Class C Shares	10.69	(0.08	) (d)	(1.45)	(1.53)	—	—	—	—
2001 - Institutional Shares	10.70	0.02	(d)	(1.45)	(1.43)	—	—	—	—
2001 - Service Shares	10.68	(0.02	) (d)	(1.45)	(1.47)	—	—	—	—

2000 - Class A Shares	12.61	0.03	(d)	(1.49)	(1.46)	—	(0.15)	(0.29)	(0.44)
2000 - Class B Shares	12.57	(0.06	) (d)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - Class C Shares	12.57	(0.05	) (d)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional Shares	12.60	0.10	(d)	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service Shares	12.59	0.04	(d)	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

1999 - Class A Shares	10.16	0.02		2.56	2.58	(0.02)	(0.11)	—	(0.13)
1999 - Class B Shares	10.14	(0.07)		2.54	2.47	—	(0.04)	—	(0.04)
1999 - Class C Shares	10.15	(0.06)		2.53	2.47	—	(0.05)	—	(0.05)
1999 - Institutional Shares	10.16	0.06		2.55	2.61	(0.06)	(0.11)	—	(0.17)
1999 - Service Shares	10.15	—		2.55	2.55	—	(0.11)	—	(0.11)
FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.05		0.20	0.25	(0.05)	—	(0.04)	(0.09)
1998 - Class B Shares	10.00	0.01		0.18	0.19	(0.01)	—	(0.04)	(0.05)
1998 - Class C Shares	10.00	0.01		0.19	0.20	(0.01)	—	(0.04)	(0.05)
1998 - Institutional Shares	10.00	0.07		0.20	0.27	(0.07)	—	(0.04)	(0.11)
1998 - Service Shares	10.00	0.04		0.21	0.25	(0.04)	(0.02)	(0.04)	(0.10)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

(f)	Amount is less than $.005 per share

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss) to		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(e)		net assets		net assets(e)		net assets		rate

$8.55	10.75%	$43,326	0.60	%(b)	(0.01	)%(b)	1.07	%(b)	(0.48	)%(b)	27%
8.39	10.41	21,315	1.35	(b)	(0.77	)(b)	1.82	(b)	(1.24	)(b)	27
8.38	10.28	23,987	1.35	(b)	(0.75	)(b)	1.82	(b)	(1.22	)(b)	27
8.63	10.94	4,099	0.20	(b)	0.38	(b)	0.67	(b)	(0.09	)(b)	27
8.51	10.81	142	0.70	(b)	(0.11	)(b)	1.17	(b)	(0.58	)(b)	27

7.72	(16.54)	39,214	0.60		0.22		1.06		(0.24)		27
7.59	(17.23)	21,105	1.35		(0.58)		1.81		(1.04)		27
7.59	(17.14)	20,740	1.35		(0.54)		1.81		(1.00)		27
7.77	(16.18)	3,961	0.20		0.48		0.66		0.02		27
7.68	(16.61)	125	0.70		0.11		1.16		(0.35)		27

9.25	(13.63)	48,639	0.59		(0.11)		0.97		(0.49)		43
9.17	(14.30)	30,013	1.34		(0.87)		1.72		(1.25)		43
9.16	(14.31)	25,571	1.34		(0.86)		1.72		(1.24)		43
9.27	(13.36)	7,248	0.19		0.25		0.57		(0.13)		43
9.21	(13.76)	153	0.69		(0.20)		1.07		(0.58)		43

10.71	(11.47)	53,480	0.59		0.28		0.99		(0.12)		19
10.70	(12.07)	39,885	1.34		(0.49)		1.74		(0.89)		19
10.69	(12.00)	32,695	1.34		(0.42)		1.74		(0.82)		19
10.70	(11.07)	6,011	0.19		0.84		0.59		0.44		19
10.68	(11.55)	146	0.69		0.30		1.09		(0.10)		19

12.61	25.39	58,387	0.59		0.12		1.00		(0.29)		47
12.57	24.41	47,462	1.34		(0.63)		1.75		(1.04)		47
12.57	24.35	28,573	1.34		(0.61)		1.75		(1.02)		47
12.60	25.74	3,570	0.19		0.66		0.60		0.25		47
12.59	25.17	137	0.69		0.00		1.10		(0.41)		47

10.16	2.57	47,135	0.60	(b)	0.91	(b)	1.42	(b)	0.09	(b)	26
10.14	1.93	41,204	1.30	(b)	0.14	(b)	2.05	(b)	(0.61	)(b)	26
10.15	2.04	21,726	1.30	(b)	0.16	(b)	2.05	(b)	(0.59	)(b)	26
10.16	2.80	124	0.24	(b)	8.17	(b)	0.99	(b)	7.42	(b)	26
10.15	2.54	121	0.74	(b)	0.76	(b)	1.49	(b)	0.01	(b)	26

The accompanying notes are an integral part of these financial statements.

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $335.8 billion in assets under management as of June 30, 2003 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] *An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.*

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 TRUSTEES OFFICERS Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President Gary D. Black James A. Fitzpatrick, Vice President Patrick T. Harker James A. McNamara, Vice President James A. McNamara John M. Perlowski, Treasurer Mary Patterson McPherson Howard B. Surloff, Secretary Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke GOLDMAN SACHS & CO. GOLDMAN SACHS ASSET MANAGEMENT Distributor and Transfer Agent INTERNATIONAL Christchurch Court GOLDMAN SACHS ASSET MANAGEMENT, L.P. 10-15 Newgate Street Investment Adviser London, England EC1A 7HD Visit our internet address: www.gs.com/funds The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money. The Goldman Sachs Balanced Strategy Portfolio invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Portfolio include the price fluctuations of U.S. government securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock and real estate investments. The Goldman Sachs Growth and Income Strategy Portfolio invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Portfolio include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets. The Goldman Sachs Growth Strategy Portfolio invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Portfolio include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets. The Goldman Sachs Aggressive Growth Strategy Portfolio invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular some of the primary risk factors of this Portfolio include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments including the possibility that small-cap stocks will be more difficult to sell during down markets. CORESM is a service mark of Goldman, Sachs & Co. Goldman, Sachs & Co. is the distributor of the Funds. Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: August 29, 2003 03-1283 / AASAR / 26.1K / 08-03

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended June 30, 2003.

(a)(2) (b)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Attached here to

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	August 14, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	August 14, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Trust

Date:	August 14, 2003